Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net income	$ 17,185	108,160	81,286	83,435
Other comprehensive income/(loss), net of tax:
Net unrealized gain/(loss) in available-for-sale securities, net of nil tax	(4,218)	(26,545)	21,335	1,205
Foreign currency translation adjustments, net of nil tax	(1,623)	(10,214)	(10,258)	313
Total Other comprehensive income/(loss), net of tax	(5,841)	(36,759)	11,077	1,518
Comprehensive income	11,344	71,401	92,363	84,953
Less: comprehensive loss attributable to non-controlling interest	(66)	(413)	0	0
Comprehensive income attributable to 3SBio Inc.	$ 11,410	71,814	92,363	84,953